Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Schedules of Risks Arising from Financial Instruments

The table below outlines our outstanding settlement receivables and payables, which were provisionally valued at December 31, 2018, and December 31, 2017.

	Outstanding at December 31, 2018		Outstanding at December 31, 2017
(Pounds in millions)	Pounds	US$/lb.	Pounds	US$/lb.
Receivable positions
Copper	93	$2.70	138	$3.26
Zinc	208	$1.12	197	$1.50
Lead	24	$0.91	44	$1.13
Payable positions
Zinc payable	77	$1.12	97	$1.50
Lead payable	16	$0.91	30	$1.13

Schedules of Risks Arising from Financial Instruments

A summary of these derivative contracts and related fair values as at December 31, 2018 is as follows:

Derivatives not designated as hedging instruments	Quantity	Average Price of Purchase Commitments		Average Price of Sale Commitments		Fair Value Asset (Liability) (CAD$ in millions)
Zinc swaps	122 million lbs.	US$	1.14/lb.	US$	1.11/lb.	$(6)
Lead swaps	70 million lbs.	US$	0.90/lb.	US$	0.92/lb.	2

						$(4)

Schedules of Risks Arising from Financial Instruments

Derivatives Not Designated as Hedging Instruments and Embedded Derivatives

(CAD$ in millions)	Amount of Gain (Loss) Recognized in Other Operating Income (Expense) (Note 9)
	2018	2017
Zinc derivatives	$(40)	$11
Lead derivatives	(4)	10
Settlements receivable and payable	(117)	190
Contingent zinc escalation payment embedded derivative (c)	13	(24)
Gold stream embedded derivative (c)	(1)	13
Silver stream embedded derivative (c)	(4)	2

	$(153)	$202

Currency risk [member]
Statement [LineItems]
Schedules of Risks Arising from Financial Instruments

U.S. dollar financial instruments subject to foreign exchange risk consist of U.S. dollar denominated items held in Canada and are summarized below. This risk is reduced by our policy to apply a hedge against our U.S. dollar net investments using our U.S. dollar debt.

(US$ in millions)	December 31, 2018	December 31, 2017
Cash and cash equivalents	$907	$368
Trade and settlement receivables	640	913
Trade accounts payable and other liabilities	(421)	(569)
Debt	(3,809)	(4,831)

	(2,683)	(4,119)
Net investment in foreign operations hedged	2,628	4,149

Net U.S. dollar exposure	$(55)	$30

Commodity Price Risk [member]
Statement [LineItems]
Schedules of Risks Arising from Financial Instruments

The following represents the effect on profit attributable to shareholders from a 10% change in commodity prices, based on outstanding receivables and payables subject to final pricing adjustments at December 31, 2018. There is no effect on other comprehensive income.

	Price on December 31,				Change in Profit Attributable to Shareholders
(CAD$ in millions, except for US$/lb. data)	2018		2017		2018	2017
Copper	US$	2.70/lb.	US$	3.26/lb.	$21	$35
Zinc	US$	1.12/lb.	US$	1.50/lb.	$7	$5

Liquidity risk [member]
Statement [LineItems]
Schedules of Risks Arising from Financial Instruments

Contractual undiscounted cash flow requirements for financial liabilities as at December 31, 2018 are as follows:

(CAD$ in millions)	Less Than 1 Year	2–3 Years	4–5 Years	More Than 5 Years	Total
Trade accounts payable and other liabilities (Note 18)	$2,333	$—	$—	$—	$2,333
Debt (Note 19(f))	—	190	575	4,462	5,227
Estimated interest payments on debt	$317	$625	$582	$3,528	$5,052